CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Time charter revenues	$ 1,334,000		$ 19,085,000
EXPENSES:
Voyage expenses	54,000		3,680,000
Vessel operating expenses	360,000		6,880,000
Depreciation and amortization of deferred charges	354,000		4,896,000
General and administrative expenses	358,000		3,083,000
Management fees to related parties	74,000		878,000
Vessel Impairment charges					$ 3,047,978
Other operating income			(6,000)
Operating (loss)/income	134,000		(326,000)
Net (loss)/income	134,000	$ 750,983	(326,000)	$ (3,795,959)	(1,862,852)
Deemed dividend on Series D Preferred Stock upon issuance of common stock	0		(134,000)
Dividends on Series C Preferred Stock	(69,000)		(950,000)
Dividends on Series D Preferred Stock			(252,000)
Dividends on Class A warrants	0		(1,012,000)
Net (loss)/income attributable to common stockholders	$ 65,000		$ (2,674,000)
(Loss)/Earnings per common share, basic	$ 0.07		$ (0.86)
(Loss)/Earnings per common share, diluted	$ 0.05		$ (0.86)
Weighted average number of common stock, basic	882,024		3,113,108
Weighted average number of common stock, diluted	1,227,569		3,113,108
OceanPal Inc. Predecessors [Member]
REVENUES:
Time charter revenues		11,342,529		9,410,671	12,370,182
EXPENSES:
Voyage expenses		418,022		977,940	1,548,501
Vessel operating expenses		6,200,109		8,497,830	5,582,563
Depreciation and amortization of deferred charges		2,192,911		2,151,977	2,479,432
General and administrative expenses		1,104,894		1,265,051	809,205
Management fees to related parties		683,121		756,000	728,300
Vessel Impairment charges					3,047,978
Vessel fair value adjustment				200,500
Other operating income		(9,427)		(241,668)	37,055
Operating (loss)/income		752,899		(3,795,959)	(1,862,852)
Net (loss)/income		$ 750,983		$ (3,795,959)	$ (1,862,852)